UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05071

SATURNA INVESTMENT TRUST
(Exact Name of Registrant as Specified in Charter)

1300 N. State Street
Bellingham, Washington 98225-4730
(Address of Principal Executive Offices, including ZIP Code)

Nicholas F. Kaiser
1300 N. State Street
Bellingham, Washington 98225-4730
(Name and Address of Agent for Service)

Registrant’s Telephone Number- (360) 734-9900

Date of fiscal year end: November 30, 2006
Date of reporting period: August 31, 2006

Item 1. Schedule of Investments

The unaudited schedule of investments as of the close of the reporting period is as follows:

Saturna Investment Trust, Sextant Short-Term Bond Fund

Corp/Govt Bond	Maturity	Quantity	Market Value	Portfolio %	Industry
Federal Farm Credit Bank	4.62% 12/7/2009-05	100,000	$98,055	3.96%	Agricultural Operations
Avon Products Inc.	6.55% 8/01/07	95,000	$95,731	3.86%	Cosmetics & Toiletries
First Data Corp	4.50% 6/15/2010	100,000	$97,079	3.92%	Diversified Operations
Federal Home Loan Bank	4.60% 5/18/09	120,000	$118,036	4.76%	Finance - Consumer Loans
HSBC Finance Corp. (Household Finc)	6.375 10/15/2011	100,000	$103,815	4.19%	Finance - Consumer Loans
Lehman Brothers Holdings	5.75% 4/25/2011	100,000	$100,645	4.06%	Finance - Investment Bkrs
International Lease Finance AIG	5.75% 10/15/2006	95,000	$94,362	3.81%	Finance - Leasing Cos
Federal National Mortgae Assoc.	4% 2/23/07, 5% 2/23/10	120,000	$118,263	4.77%	Finance - Mrtg & R.E. Service
Federal Home Loan Mtge. Corp	4.125% 11/6/09	120,000	$116,781	4.71%	Housing
Rockwell Automation Int'l	6.15% 1/15/2008	95,000	$95,495	3.85%	Indstrl Automtn/Robotics
Caterpillar Inc.	7.25% 9/15/2009	100,000	$105,384	4.25%	Machinery - Const/Mining
Amgen	6.50% 12/1/07	90,000	$90,515	3.65%	Medical - Biomed/Genetics
Tribune Company	6.875% 11/01/06	45,000	$44,750	1.81%	Publishing - Newspapers
TJ X Companies Inc.	7.45% 12/15/09	95,000	$99,787	4.03%	Retail - Discount & Variety
US Treasury Note	3.25% 8/15/2008	225,000	$218,602	8.82%	U S Government
US Treasury Note	4% 6/15/09	425,000	$417,098	16.83%	U S Government
US Treasury Note	4% 4/15/2010	200,000	$195,344	7.88%	U S Government
PSI Energy	7.85% 10/15/07	90,000	$91,892	3.71%	Utility - Electric Power
Southwestern Bell Telephone	6.625% 7/15/07	95,000	$95,364	3.85%	Utility - Telephone
Verizon Wireless Capital	5.375% 12/15/06	82,000	$81,476	3.29%	Utility - Telephone

		TOTAL	$2,478,469

Saturna Investment Trust, Sextant Bond Income Fund

Corp/Govt Bond	Maturity	Quantity	Market Value	Portfolio %	Industry
Federal Farm Credit Bank	5.09% 2/17/15	120,000	$115,180	3.84%	Agricultural Operations
AutoZone Inc.	5.50% 11/15/15	95,000	$86,091	2.87%	Auto Parts - Replacement
Comerica Bank	7.125% 12/01/2013	50,000	$51,959	1.73%	Banks - Midwest
Norwest Financial Inc.	6.85% 7/15/2009	50,000	$51,106	1.70%	Banks - Midwest
Chase Manhattan Corp. Sub Notes	7.125% 6/15/2009	50,000	$52,469	1.75%	Banks - Money Center
Citicorp	7.25% 10/15/2011	50,000	$53,210	1.77%	Banks - Money Center
Masco	7.125% 8/15/13	60,000	$63,709	2.12%	Buildg Prods - Miscellaneous
Lowe's Companies	8.25% 6/01/2010	50,000	$54,781	1.83%	Buildg Prods - Retail/Whlsle
Air Products & Chemicals	8.75% 4/15/21	50,000	$63,073	2.10%	Chemicals - Specialty
Koninlijke Phillips Electronics Crp	7.25% 8/15/2013	50,000	$54,576	1.82%	Electronics - Misc Products
Federal Home Loan Bank	5.55% 4/13/2015	100,000	$97,652	3.26%	Finance - Consumer Loans
Morgan Stanley Dean Witter Disc.	6.75 10/15/2013	50,000	$52,616	1.75%	Finance - Investment Bkrs
Paine Webber Group	7.625% 2/15/2014	50,000	$56,024	1.87%	Finance - Investment Bkrs
General Electric Capital Corp	8.125% 5/15/2012	60,000	$66,977	2.23%	Finance - Leasing Cos
Federal Home Loan Mtge Corp	5% 8/09, 6.25% 8/14, 8% 8/26/19	100,000	$97,781	3.26%	Finance - Mrtg & R.E. Service
Bear Stearns Co, Inc. Cpn Step-up	3.5% 6/27/08, 5% 6/27/13	154,000	$138,984	4.63%	Finance - Services
Hershey Foods Co.	6.95% 8/15/2012	50,000	$53,511	1.78%	Food - Confectionery
Conagra Inc.	7.875% 9/15/2010	33,000	$35,351	1.18%	Food - Misc Preparation
Heinz H. J. Co.	6.00% 3/15/2012	75,000	$75,837	2.53%	Food - Misc Preparation
Federal National Mtge Assoc.	5% 4/10/15	100,000	$95,774	3.19%	Housing
Allstate Corp.	7.5% 6/15/2013	50,000	$54,787	1.83%	Insurance - Multi Line
Progressive Corp.	7.00% 10/01/2013	75,000	$79,563	2.65%	Insurance - Propt/Casul/Title
XL Capital (Europe)	6.50% 1/15/12	90,000	$92,004	3.07%	Insurance - Propt/Casul/Title
Caterpillar INC	9.375 8/15/2011	40,000	$45,883	1.53%	Machinery - Const/Mining
Dover Corp.	6.25% 6/01/2008	70,000	$70,478	2.35%	Machinery - Genrl Industrial
Becton Dickinson Corp.	7.15% 10/1/2009	40,000	$41,866	1.40%	Medical - Supplies
Baker Hughes Inc.	6.00% 2/15/09	70,000	$70,544	2.35%	Oil & Gas - Field Services
Texaco Capital	8.625% 6/30/2010	40,000	$44,192	1.47%	Oil & Gas - Intl Integrated
Archstone Smith Opr Trust	5.625% 8/15/14	50,000	$48,648	1.62%	Real Estate - Equity REITs
Federal Farm Credit Bank	6.25% 8/18/2021	150,000	$148,882	4.96%	Real Estate - Operations
Dayton Hudson Corp. (Target Stores)	10.00% 01/01/2011	50,000	$58,319	1.94%	Retail - Discount & Variety
Wal-Mart Stores	7.25% 6/01/2013	45,000	$49,288	1.64%	Retail - Discount & Variety
May Dept. Stores Co.	8% 7/15/2012	50,000	$54,952	1.83%	Retail - Major Dept Strs
GTE Corp.	6.90% 11/01/2008	50,000	$51,079	1.70%	Telecommunctns - Services
Southwest Airlines Co.	6.50% 3/01/12	75,000	$77,303	2.58%	Transportation - Airline
US Freightways Corp.	8.50% 4/15/2010	50,000	$53,727	1.79%	Transportation - Truck
US Treasury Bond	7.125% 2/15/2023	110,000	$136,503	4.55%	U S Government
US Treasury Note	4.125% 5/15/2015	310,000	$296,438	9.88%	U S Government
Commonwealth Edison Corp.	7.5% 7/01/2013 1st Mtge Bond	50,000	$54,365	1.81%	Utility - Electric Power
Sempra Energy Corp	7.95% 3/1/2010	50,000	$53,459	1.78%	Utility - Gas Distribution

		TOTAL	$2,998,942

Saturna Investment Trust, Idaho Tax-Exempt Fund

Municpal Bond	Maturity	Quantity	Market Value	Portfolio %	Industry
Idaho State Building Authority	4.5% 9/1/23	110,000	$111,586	1.35%	Building - Resident/Commercl
Boise City ID Gen Fund Rev	5.20% 12/1/17	160,000	$170,672	2.06%	Finance - Services
Boise City ID Gen Fund Rev	5.25% 12/01/18	100,000	$106,431	1.28%	Finance - Services
Ada & Canyon JSD #2 Meridian	5.00% 8/15/2020 Series 2005	165,000	$177,907	2.15%	General Obligations
Ada & Canyon JSD #2 Merdian	5.00% 8/15/21 Series 2005	155,000	$166,783	2.01%	General Obligations
Washington & Adams Co.s JSDC # 432	4.00% 8/15/2019	100,000	$100,345	1.21%	General Obligations
Bingham Co. Id. SCD # 55 Blackfoot	4.65% 8/1/2017	285,000	$306,155	3.69%	General Obligations
Boundary Co. ID SCD 101	5.10% 8/01/22	130,000	$139,344	1.68%	General Obligations
Caldwell ID GO	5.30% 5/15/2014	150,000	$157,804	1.90%	General Obligations
Canyon Co. ID SD #134 Middleton	4.65% 7/31/2016	170,000	$178,920	2.16%	General Obligations
Canyon Co. ID SD #135	6.00% 8/1/2007	50,000	$50,082	0.60%	General Obligations
Jerome Lincoln Gooding Co's JSC 261	3.75% 9/15/18	125,000	$121,836	1.47%	General Obligations
Jerome Lincoln Gooding Co's JSD 261	5.00% 9/15/2022	250,000	$269,017	3.25%	General Obligations
Kootenai-Shonshone Area Librarys	4.25% 8/01/2021	220,000	$221,995	2.68%	General Obligations
Lakeland ID JSD No. 272	4.0% 8/15/2015	100,000	$100,839	1.22%	General Obligations
Lemhi County ID GO	4.20% 8/1/2015	100,000	$101,375	1.22%	General Obligations
Meridian ID Free Library District	5.00% 8/01/15	200,000	$200,131	2.41%	General Obligations
Minidoka & Jerome JSD # 331	4.50% 8/15/2018	75,000	$77,037	0.93%	General Obligations
Minidoka & Jerome JSD # 331	4.50% 8/15/2020	75,000	$76,287	0.92%	General Obligations
Nampa Idaho Series B	5% 8/01/2020	200,000	$210,563	2.54%	General Obligations
Idaho Housing Agency	6.15% due 7/1/2024	10,000	$9,882	0.12%	Housing
Idaho Housing Agency	6.60% 7/1/2011	10,000	$9,951	0.12%	Housing
Idaho Health Facs Auth Rev Ref.	5.25% 12/1/2014	110,000	$112,982	1.36%	Medical - Hospitals
Idaho Health Facs Auth Corp	5.00% 12/1/2022	115,000	$118,334	1.43%	Medical - Hospitals
Madison CO ID Hospital COP	5.00% 12/01/2018	105,000	$107,956	1.30%	Medical - Hospitals
Idaho Bond Bank Authority Rev	4.30% 9/01/22	135,000	$133,754	1.61%	Pollution Control - Servcs
Boise CIty Urb Ren Lease Rev	5.00% 8/15/2020	190,000	$202,248	2.44%	Real Estate - Development
Boise City Urb Ren Agy Lease Rev	5.00% 8/15/2021	110,000	$116,786	1.41%	Real Estate - Development
Boise City ID Urb Ren Agy Pk Rev&RA	5% 9/1/2012	65,000	$66,852	0.81%	Real Estate - Development
Idaho State Building Authority	5.05% 9/01/2018	95,000	$96,733	1.17%	Real Estate - Development
Idaho State Building Authority	5% 9/1/2021	100,000	$102,004	1.23%	Real Estate - Development
Jerome ID Urban Renewal District	5.40% 9/1/13	200,000	$201,714	2.43%	Real Estate - Development
Post Falls LID 2004-1	5.00% 05/01/2021	300,000	$300,717	3.63%	Real Estate - Development
Post Falls ID L.I.D. #91-4	7.95% due 4/15/2007	20,000	$19,902	0.24%	Roads
Ada & Canyon JSD #2 Meridian	5.50% 7/30/2015	50,000	$55,694	0.67%	Schools
Boise Co. ID SD # 73 Horseshoe Bend	5.15% 7/31/2010	125,000	$127,780	1.54%	Schools
Canyon Co. ID SCD # 131 Nampa	4.75% 8/15/2019	325,000	$338,072	4.08%	Schools
Canyon Co. ID SCD 139 Valley View	4.05% 8/15/2016	80,000	$82,053	0.99%	Schools
Canyon Co. Id SD #139 Vallivue	4.35% 9/15/25	350,000	$344,858	4.16%	Schools
Idaho Housing & Finance Assoc.	4.80% 6/1/17	100,000	$105,822	1.28%	Schools
Oneida Co. ID SCD 351 Malad City	4.00% 8/15/2015	150,000	$152,769	1.84%	Schools
Owyhee & Canyon Co.s JSD #370	4.55% 8/15/2016	160,000	$172,102	2.08%	Schools
Payette Co ID SCD #373	5.00% 9/15/2024	100,000	$105,771	1.28%	Schools
Valley & Adams Co JSD # 421	4.50% 8/01/2024	290,000	$291,464	3.52%	Schools
Boise State University Rev.'s Ref A	5.00% 4/01/2019	295,000	$314,718	3.80%	State Education
Idaho State Building Authority	4.0% 9/01/2016	105,000	$105,406	1.27%	State Education
Idaho State University Ref & Impt	4.90% 4/1/2017	150,000	$153,223	1.85%	State Education
Idaho State University Rev.	4.625% 4/01/2024 Idaho Falls Bonds	220,000	$226,895	2.74%	State Education
University of Idaho Rev.s	5% 4/01/2019	200,000	$213,368	2.57%	State Education
University of Idaho Rev's	5.00% 4/1/2020	160,000	$170,239	2.05%	State Education
Troy ID Sewer System	7.90% due 2/1/2007	15,000	$14,900	0.18%	Utilities - Sewer
Troy ID Sewer System	8.00% due 2/1/2008	15,000	$14,905	0.18%	Utilities - Sewer
Troy ID Sewer System	8.00% due 2/1/2009	20,000	$19,877	0.24%	Utilities - Sewer
Troy ID Sewer System	8.00% due 2/1/2010	20,000	$19,893	0.24%	Utilities - Sewer
Idaho Falls ID Electric	6.75% due 4/1/2019 Revenue	150,000	$150,348	1.81%	Utility - Electric Power
Blackfoot ID COP Series 2000	5.80% 9/01/2018	135,000	$140,702	1.70%	Utility - Waste Mangmt
Idaho Bond Bank Authority	5.00% 9/15/2026	250,000	$263,499	3.18%	Utility - Water Supply
Ketchum ID Water Rev	4.75% 9/1/2013	60,000	$60,610	0.73%	Utility - Water Supply

		TOTAL	$8,289,922

Saturna Investment Trust, Sextant Growth Fund

Common Stock	Quantity	Market Value	Portfolio %	Industry
Harman International Industries	2,800	$227,136	1.72%	Audio/Video Home Products
Oshkosh Truck	3,000	$155,100	1.18%	Auto/Truck - Manufacturing
Accuride	10,000	$109,100	0.83%	Auto/Truck - Original Equip.
Frontier Financial	10,000	$408,900	3.10%	Banks - West
Washington Banking Company	5,000	$110,250	0.84%	Banks - West
Washington Mutual	6,750	$282,758	2.15%	Banks - West
PepsiCo	4,500	$293,760	2.23%	Beverages - Soft Drink
Lowe's Companies	8,000	$216,480	1.64%	Buildg Prods - Retail/Whlsle
Weyerhaeuser	4,200	$260,400	1.98%	Buildg Prods - Wood
KB Home	3,500	$149,660	1.14%	Building - Resident/Commercl
United Online	8,000	$91,760	0.70%	Computer - Internet
3Com	30,000	$133,200	1.01%	Computer - Local Networks
Apple Computer	11,000	$746,350	5.67%	Computer - Mini/Micro
Hewlett-Packard	7,000	$255,920	1.94%	Computer - Mini/Micro
Symbol Technologies	10,092	$121,205	0.92%	Computer - Peripheral
Adobe Systems	9,600	$311,424	2.36%	Computer - Software
Intuit	11,000	$332,860	2.53%	Computer - Software
MapInfo	8,000	$99,200	0.75%	Computer - Software
Oracle	15,000	$234,900	1.78%	Computer - Software
Honeywell International	3,500	$135,520	1.03%	Diversified Operations
Agilent Technologies	8,000	$257,280	1.95%	Elec Components - Misc
Advanced Micro Devices	10,000	$249,900	1.90%	Elec Components - Semicondtrs
USEC	16,000	$161,760	1.23%	Energy Alternate Sources
Schwab (Charles)	25,000	$407,750	3.10%	Finance - Investment Bkrs
Performance Food Group	3,000	$73,830	0.56%	Food Items - Wholesale
Red Lion Hotels	21,000	$206,220	1.57%	Hotels & Motels
Trimble Navigation	7,000	$342,790	2.60%	Instruments - Elec Measuring
Chubb	6,000	$300,960	2.28%	Insurance - Propt/Casul/Title
Lincoln Electric Holdings	4,000	$220,120	1.67%	Machinery - Tools & Rel Prods
Regal-Beloit	4,000	$172,640	1.31%	Machinery - Tools & Rel Prods
Affymetrix	4,000	$85,240	0.65%	Medical - Biomed/Genetics
Amgen	3,700	$251,711	1.91%	Medical - Biomed/Genetics
Genentech	2,000	$165,040	1.25%	Medical - Biomed/Genetics
Ligand Pharmaceuticals	10,000	$101,400	0.77%	Medical - Biomed/Genetics
Abbott Laboratories	4,000	$194,800	1.48%	Medical - Drugs
Bristol-Myers Squibb	6,000	$130,500	0.99%	Medical - Drugs
Lilly (Eli)	3,500	$195,755	1.49%	Medical - Drugs
Pharmaceutical Product Development	15,000	$571,800	4.34%	Medical - Drugs
Barr Pharmaceuticals	4,500	$254,250	1.93%	Medical - Generic Drugs
Caremark Rx	5,000	$289,700	2.20%	Medical - Hlth Maint Orgs
VCA Antech	8,000	$283,360	2.15%	Medical - Hospitals
Alcoa	6,000	$171,540	1.30%	Metal Ores - Non Ferrous
Phelps Dodge	2,660	$238,070	1.81%	Metal Ores - Non Ferrous
Staples	6,000	$135,360	1.03%	Office Equip & Supplies
Noble	4,000	$261,560	1.99%	Oil & Gas - Offshore Drillng
Devon Energy	3,000	$187,470	1.42%	Oil & Gas - U S Explo & Prod
Patterson - UTI Energy	7,000	$191,800	1.46%	Oil & Gas - U S Explo & Prod
Wiley (John) & Sons, Cl A	5,000	$172,500	1.31%	Publishing - Books
Best Buy	4,000	$188,000	1.43%	Retail - Consumer Elect
Build-A-Bear-Workshop	7,000	$152,810	1.16%	Retail - Home Furnishings
Restoration Hardware	15,203	$106,877	0.81%	Retail - Home Furnishings
Amazon.com	3,500	$107,905	0.82%	Retail - Internet
Bed Bath & Beyond	5,000	$168,650	1.28%	Retail - Misc/Diversified
Nucor	4,000	$195,480	1.48%	Steel - Producers
UAL Corp	2,500	$62,500	0.47%	Transportation - Airline
Norfolk Southern	4,500	$192,285	1.46%	Transportation - Rail
United Parcel Service, Cl B	2,500	$175,125	1.33%	Transportation - Services
Duke Energy	6,000	$180,000	1.37%	Utility - Electric Power
FPL Group	7,000	$311,150	2.36%	Utility - Electric Power
IDACORP	6,000	$230,520	1.75%	Utility - Electric Power
Sempra Energy	3,000	$149,160	1.13%	Utility - Gas Distribution

	TOTAL	$13,171,451

Saturna Investment Trust, Sextant International Fund

Common Stock	Quantity	Market Value	Portfolio %	Industry
Embraer Aircraft ADR	3,400	$131,240	1.75%	Aerospace - Aircraft
Sony ADS	3,000	$130,230	1.74%	Audio/Video Home Products
Nissan Motor ADR	5,500	$125,235	1.67%	Auto/Truck - Mfg Foreign
Australia & New Zealand Banking ADS	1,000	$104,030	1.39%	Banks - Foreign
AXA ADS	4,200	$156,492	2.09%	Banks - Foreign
Banco Bilbao Vizcaya Argentaria ADS	7,500	$171,750	2.29%	Banks - Foreign
Mitsubishi OFJ Financial Group	10,000	$135,700	1.81%	Banks - Foreign
Toronto-Dominion Bank	2,400	$138,840	1.85%	Banks - Foreign
Coca-Cola Femsa ADS	4,300	$126,936	1.70%	Beverages - Soft Drink
CRH plc ADS	4,000	$139,200	1.86%	Building - Cement/Concrete/Ag
Hanson plc ADS	2,100	$132,300	1.77%	Building - Cement/Concrete/Ag
James Hardie Inds NV ADS	3,000	$76,830	1.03%	Building - Resident/Commercl
Arkema ADS	65	$2,568	0.03%	Chemicals - Diversified
BASF AG ADS	1,700	$140,386	1.87%	Chemicals - Diversified
BOC Group plc, ADS	2,000	$121,880	1.63%	Chemicals - Diversified
Business Objects SA ADS	7,000	$195,020	2.60%	Computer - Software
Dassault Systems SA ADR	3,000	$166,800	2.23%	Computer - Software
Satyam Computer Services	3,000	$114,510	1.53%	Computer - Software
Epcos AG ADS	2,500	$34,675	0.46%	Elec Components - Misc
Infineon Technologies AG ADR	5,000	$59,150	0.79%	Elec Components - Semicondtrs
Potash Corp of Saskatchewan	1,000	$97,970	1.31%	Fertilizers
Nomura Holdings ADR	10,000	$192,500	2.57%	Finance - Investment Bkrs
Cadbury Schweppes plc ADR	2,500	$106,925	1.43%	Food - Confectionery
Orient-Express Hotels, Cl A	3,500	$117,180	1.56%	Hotels & Motels
ING Groep NV ADS	4,000	$173,720	2.32%	Insurance - Multi Line
Nidec	5,000	$91,250	1.22%	Machinery - Electrical
American Oriental Bioengineering	15,000	$79,650	1.06%	Medical - Biomed/Genetics
GlaxoSmithKline plc ADR	3,000	$170,340	2.27%	Medical - Drugs
Novartis AG ADR	1,600	$91,392	1.22%	Medical - Drugs
Serono SA ADR	5,000	$87,400	1.17%	Medical - Drugs
Shire PLC ADR	2,000	$102,500	1.37%	Medical - Drugs
Anglo-American plc ADR	7,500	$162,600	2.17%	Metal Ores - Gold
Rio Tinto plc ADS	750	$151,088	2.02%	Metal Ores - Misc
Canon ADS	3,300	$163,944	2.19%	Office Automation
EnCana	3,000	$158,220	2.11%	Oil & Gas - Canadn Integrated
Petro-Canada	2,000	$85,440	1.14%	Oil & Gas - Canadn Integrated
Norsk Hydro ADS	6,000	$156,000	2.08%	Oil & Gas - Intl Integrated
Repsol YPF SA ADR	3,500	$100,520	1.34%	Oil & Gas - Intl Integrated
TOTAL SA ADR	2,600	$175,318	2.34%	Oil & Gas - Intl Integrated
Metso ADS	2,100	$78,288	1.05%	Paper & Paper Products
UPM-Kymmene Oyj ADS	3,500	$82,705	1.10%	Paper & Paper Products
Votorantim Celulose ADS	8,000	$129,040	1.72%	Paper & Paper Products
Pearson plc ADS	7,000	$99,610	1.33%	Publishing - Books
Intrawest	4,600	$158,378	2.12%	Real Estate - Development
Tenaris SA ADR	2,500	$91,775	1.23%	Steel - Pipe & Tubes
America Movil ADR Series L	6,000	$223,860	2.99%	Telecommunctns - Cellular
China Mobile (Hong Kong) Ltd	5,500	$183,205	2.45%	Telecommunctns - Cellular
Audiocodes Ltd	8,000	$79,520	1.06%	Telecommunctns - Equip
BCE	5,490	$137,195	1.83%	Telecommunctns - Equip
SK Telecom	5,000	$109,500	1.46%	Telecommunctns - Services
Telus	2,000	$95,080	1.27%	Telecommunctns - Services
GOL - Linhas Aereas Intel ADR	6,000	$209,460	2.80%	Transportation - Airline
LAN Airlines SA	3,500	$122,325	1.63%	Transportation - Airline
Canadian Pacific Railway Ltd	3,200	$157,088	2.10%	Transportation - Rail
Enel SpA ADS	1,300	$58,214	0.78%	Utility - Electric Power
Enersis SA ADS	9,000	$111,240	1.49%	Utility - Electric Power
Korea Electric Power ADS	7,000	$135,940	1.82%	Utility - Electric Power
Transport de Gas del Sur S.A. ADS	1,500	$7,500	0.10%	Utility - Gas Distribution
PT Indosat ADR	2,500	$60,875	0.81%	Utility - Telephone
Telecom Corp New Zealand ADS	2,500	$55,175	0.74%	Utility - Telephone
Telefonica SA ADS	2,200	$113,146	1.51%	Utility - Telephone
Telefonos de Mexico, Cl L ADS	5,000	$120,700	1.61%	Utility - Telephone

	TOTAL	$7,487,547

Item 2. Controls and Procedures

Internal control over financial reporting is under the supervision of the principal executive and financial officers. On October 18, 2006, Mr. Nicholas Kaiser (President) and Mr. Christopher Fankhauser (Treasurer), reviewed the internal control procedures for Saturna Investment Trust and found them reasonable and adequate.

Item 3. Exhibits

Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SATURNA INVESTMENT TRUST

By:

/s/ Nicholas Kaiser
Nichola Kaiser, President

Date: October 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Nicholas Kaiser
Nicholas Kaiser, President

Date: October 25, 2006

By:

/s/ Christopher Fankhauser
Christopher Fankhauser, Treasurer

Date: October 25, 2006